Related Party Transactions (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	May 07, 2020	Sep. 16, 2019	Sep. 13, 2017	Nov. 30, 2018	May 31, 2020	May 31, 2019	May 12, 2020
Proceeds from sale of private units					$ 87,700	$ 1,925,000
General and administrative expense					3,170,992	$ 4,353,189
Jed Kaplan [Member]
Number of shares issued restricted shares		70,000
William H. Herrmann [Member] | Restricted Stock [Member]
Sale of stock, price per share	$ 1.09
Number of shares issued restricted shares	22,936
Number of shares issued restricted shares, value	$ 25,000
Kaplan Promissory Note [Member]
Debt instrument, face amount							$ 45,000
Kaplan Promissory Note [Member] | Jed Kaplan [Member]
Debt instrument, face amount					$ 64,728		$ 90,000
Equity method investment, ownership percentage							5.00%
I-AM Capital Partners LLC (the "Sponsor") [Member]
Number of shares agreed to be purchased under commitment					26,250
Monthly fees for office space, utilities and secretarial and administrative support					$ 10,000
General and administrative expense				$ 30,080
Private Placement [Member]
Number of shares purchased			7,000		254,500
Sale of stock, price per share					$ 10.00
Proceeds from sale of private units					$ 2,545,000
Private Placement [Member] | I-AM Capital Partners LLC (the "Sponsor") [Member]
Number of shares purchased			7,000
Sale of stock, price per share			$ 10.00